Parent Company	12 Months Ended
Dec. 31, 2010
Parent Company [Abstract]
Parent Company

40.	Parent Company

Condensed financial information of the parent company is as follows:

Condensed balance sheets

	Korean Won (in millions)
	2009	2010

Assets
Interest bearing deposits in other banks:
Bank Subsidiaries	23,267	65,444
Investment in subsidiaries:
Bank Subsidiaries	15,234,026	16,249,617
Non-bank subsidiaries	1,394,251	1,328,429
Other assets	38,784	160,287

Total assets	16,690,328	17,803,777

Liabilities
Long-term debt	3,804,156	3,654,843
Other liabilities	20,155	180,801

Total liabilities	3,824,311	3,835,644

Equity	12,866,017	13,968,133

Total liabilities and equity	16,690,328	17,803,777

Condensed statements of income

	Korean Won (in millions)
	2008	2009	2010

Interest and dividend income
Deposits in other banks:
Bank Subsidiaries	10,864	3,351	3,664
Investment securities:
Bank Subsidiaries	—	—	—
Non-bank subsidiaries	1,861	13,237	6,875

Total interest and dividend income	12,725	16,588	10,539

Non-interest income	458	20,289	35,723

Total operating income	13,183	36,877	46,262

Interest expense
Long-term debt	143,982	239,224	244,030
Other	—	—	905

Total interest expense	143,982	239,224	244,935

Non-interest expense	33,824	36,939	75,410

Total operating expense	177,806	276,163	320,345

Loss before equity in net income of subsidiaries	(164,623)	(239,286)	(274,083)

Equity in net income of subsidiaries:
Bank Subsidiaries	420,432	1,243,348	1,443,981
Non-bank subsidiaries	(105,504)	130,505	111,828

Total equity in net income of subsidiaries	314,928	1,373,853	1,555,809

Net income	150,305	1,134,567	1,281,726

Condensed statements of cash flows

	Korean Won (in millions)
	2008	2009	2010

Cash flows from operating activities:
Net income	150,305	1,134,567	1,281,726
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(314,929)	(1,373,853)	(1,555,809)
Dividends received from subsidiaries:
Bank Subsidiaries	200,326	2,455	362,779
Non-bank subsidiaries	47,785	13,750	22,435
Others	44,503	(39,369)	96,229

Net cash provided by (used in) operating activities	127,990	(262,450)	207,360

Cash flows from investing activities:
Proceeds from sales of investments in subsidiaries:
Bank subsidiaries	—	—	105,850
Non-bank subsidiaries	—	—	—
Purchases of investments in subsidiaries:
Bank subsidiaries	(880,000)	(300,000)	—
Non-bank subsidiaries	(245,584)	(22,097)	—
Others	8,922	18,010	(1,119)

Net cash provided by (used in) investing activities	(1,116,662)	(304,087)	104,731

Cash flows from financing activities:
Net Increase in other borrowed funds	—	60,000	100,000
Proceeds from long-term debt	1,777,023	1,160,454	600,687
Payment on long-term debt	(500,000)	(750,000)	(890,000)
Cash dividends paid	(201,503)	—	(80,601)

Net cash provided by (used in) financing activities	1,075,520	470,454	(269,914)

Net increase (decrease) in cash and cash equivalents	86,848	(96,083)	42,177
Cash and cash equivalents, beginning of year	32,502	119,350	23,267

Cash and cash equivalents, end of year	119,350	23,267	65,444